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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for four of its series, Evergreen Asset Allocation Fund, Evergreen Envision Income Fund, Evergreen Envision Growth and Income Fund and Evergreen Envision Growth Fund, for the year ended December 31, 2006. These four series have a December 31, fiscal year end.

Date of reporting period: December 31, 2006

Item 1 - Reports to Stockholders.

Asset Allocation Trust and Evergreen Asset Allocation Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
ASSET ALLOCATION TRUST
8	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
20	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
21	ADDITIONAL INFORMATION
EVERGREEN ASSET ALLOCATION FUND
23	FINANCIAL HIGHLIGHTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
32	NOTES TO FINANCIAL STATEMENTS
38	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
39	ADDITIONAL INFORMATION

44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund and Asset Allocation Trust will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the proxy voting policies and procedures for the fund and Asset Allocation Trust, as well as information regarding how they voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for the Asset Allocation Trust and Evergreen Asset Allocation Fund covering the twelve-month period ended December 31, 2006.

The domestic equity and fixed income markets each delivered positive performance during 2006, despite considerable volatility over the first half of the year brought on by fears of the potential effects of rising interest rates and rapidly climbing energy prices. Those concerns subsided in the final six months of the year as oil prices began receding and the U.S. Federal Reserve Board (the “Fed”) paused in its cycle of credit tightening and held short-term interest rates steady, which led to significantly improved performance.

Throughout the year, the nation’s economic expansion proved more durable and persistent than many had expected. Gross Domestic Product grew at a brisk rate of 3.4%, despite some evidence of moderating in the second half of the year. Signs of slowing economic growth were most evident in the housing and automotive industries, but gains in personal consumption, government spending and an increase in exports fueled the continuing growth. As a result, employment levels continued to rise, which boosted consumer confidence. However, lower energy prices combined with the benefits of globalization and productivity-enhancing technology helped keep inflationary pressures in check. In its pronouncements, the Fed continued to express its concern for the potential risks of inflation. Fed governors, who continued to hold short-term rates steady, gave little indication that any reduction in short-term rates might be imminent and suggested that future decisions would continue to be dependent on subsequent reports on economic trends.

As confidence grew in the stamina of the economic expansion and the sustainability of corporate profit trends, domestic small-, mid- and large-cap stocks rallied in tandem, while value stocks generally retained a performance edge over growth stocks. In most foreign stock markets, returns were even higher than in the U.S. market, which reflected the more direct impact of robust growth throughout the world.

LETTER TO SHAREHOLDERS continued

In the domestic fixed income market, high-yield corporate bonds outperformed investment-grade bonds, where investors focused on a flat-to-inverted yield curve which resulted in few opportunities to gain performance by extending duration.

Against this backdrop, managers of Evergreen’s fund-of-funds strategies held to their respective funds’ basic disciplines. The team managing Asset Allocation Trust, for example, positioned the fund relatively defensively, with a slight tilt toward equities, most of which were foreign stocks. At the same time, managers of Evergreen Envision Funds maintained consistent allocations throughout the year, keeping approximately 80% of assets in Evergreen Envision Growth Fund invested in equities, divided between growth and value stocks. In contrast, Evergreen Envision Growth and Income Fund held to a more conservative positioning, with about 55% of assets in equities, predominately value funds. Evergreen Envision Income Fund, consistent with its objective, maintained a more defensive posture, with approximately 80% of assets in fixed income funds.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive
Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notice to Shareholders:

• Evergreen Asset Allocation Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

FUND AT A GLANCE

(Evergreen Asset Allocation Fund)
as of December 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager1:

• Ben Inker, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006 and the fund’s investment in Asset Allocation Trust.

The style box is representative of the investments in Asset Allocation Trust.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/29/1996

	Class A	Class B	Class C	Class I	Class R
Class inception date	7/29/1996	10/3/2002	10/3/2002	10/3/2002	10/10/2003

Nasdaq symbol	EAAFX	EABFX	EACFX	EAIFX	EAXFX

Average annual return*

1-year with sales charge	4.92%	5.53%	9.56%	N/A	N/A

1-year w/o sales charge	11.32%	10.53%	10.56%	11.73%	11.10%

5-year	9.58%	9.86%	10.14%	11.21%	10.73%

10-year	8.42%	8.28%	8.29%	9.36%	8.85%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/ fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance for Classes A, B, C, I and R prior to 10/3/2002 is based on the performance of Class III of the fund’s predecessor fund, GMO Global Balanced Allocation Fund. Prior to 10/3/2002, returns have been adjusted downward to reflect the Evergreen fund’s higher direct fund operating expenses including 12b-1 fees in effect at its inception. These fees were 1.06% for Class A, 1.81% for Classes B and C, 0.81% for Class I and 1.31% for Class R. 12b-1 fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class III of the predecessor fund did not pay a 12b-1 fee. Historical performance for Class R from 10/3/2002 to 10/10/2003 is based on the performance of Class A and has not been adjusted to reflect the effect of the 12b-1 fee for Class R. If these fees had been reflected, returns for Class R would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Asset Allocation Fund Class A shares versus a similar investment in the GMO Global Balanced Index (GMOGBI), the Lehman Brothers Aggregate Bond Index (LBABI), the Morgan Stanley Capital International All Country World Index excluding U.S. (MSCI ACWI ex-US), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The GMOGBI, the LBABI, the MSCI ACWI ex-US and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 The fund invests all of its assets directly in Asset Allocation Trust, a mutual fund managed by Grantham, Mayo, Van Otterloo & Co. LLC. Day-to-day management of Asset Allocation Trust is performed by Ben Inker.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 11.32% for the twelve-month period ended December 31, 2006, excluding any applicable sales charges. During the same period, the GMOGBI returned 13.39%, the LBABI returned 4.33%, the MSCI ACWI ex-US returned 26.65% and the S&P 500 returned 15.79% .

The fund seeks total return.

The fund produced double-digit returns during 2006, while lagging the GMOGBI. The fund’s performance was consistent with the median 11.58% return in the Lipper Global Flexible Portfolio fund category. The year was marked by very strong returns in equity markets, especially in foreign markets. While the S&P 500 produced a solid return over the twelve months, it still trailed foreign equity markets substantially.

During the year, we had positioned the fund more defensively by underweighting equities and we became more defensive as the year progressed. As we lowered our exposure to equities, we increased our fixed-income holdings. Even within our equity allocation, we focused more on stable, large-cap growth stocks because we thought they offered the best relative values in a fairly expensive market. The world’s stock markets had enjoyed several years of relatively strong performance, led by the most volatile areas, such as the cyclical, energy and materials sectors. The stocks that appeared to be the least expensive and the best relative values were the more stable, blue-chip companies. We thought these companies were the most likely to outperform should the world’s equity markets enter a slump. However, the more volatile parts of the markets, including more cyclical stocks and small-cap stocks, continued to outperform the more stable parts of the market during 2006.

At the end of 2006, equity investments accounted for approximately 54% of fund assets, with slightly more than half, or 29%, invested in foreign stocks and 25% invested in domestic stocks. The remaining 46% of assets were invested in fixed-income securities. Within the equity allocation, we favored foreign stocks over domestic equities which helped performance. In addition, our exposure to emerging markets was particularly helpful during a period in which emerging markets, on average, returned more than 30%.

Holding back results was our overweighting of fixed income securities and our positioning within our equity portfolios. Our equity portfolios tended to be defensively positioned during the year, with greater emphasis on higher-quality, less-volatile, large-cap stocks, especially growth stocks. However, these stocks underperformed small-cap stocks and value stocks.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

Because the fund and Asset Allocation Trust invest primarily in other mutual funds, they will incur fees and expenses, indirectly as a shareholder of the underlying funds.

For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

All data is as of December 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Asset Allocation Trust

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2006	12/31/2006	Period†

Actual	$ 1,000.00	$ 1,091.00	$ 0.00
Hypothetical
(5% return
before expenses)	$ 1,000.00	$ 1,025.21	$ 0.00

†  Expenses are equal to the annualized expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 184 / 365 days.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2006	12/31/2006	Period††

Actual	$ 1,000.00	$ 1,091.00	$ 2.53
Hypothetical
(5% return
before expenses)	$ 1,000.00	$ 1,022.79	$ 2.45

††  The expense ratios include the Trust’s direct operating expenses as of 12/31/2006 and the indirect operating expenses of the underlying funds in which the Trust invests as of 12/31/2006. The indirect expenses were estimated to be 0.48% . Expenses of the Trust are equal to the annualized expense ratio of 0.48% multiplied by the average account value over the period, multiplied by 184 / 365 days.

ABOUT YOUR FUND’S EXPENSES continued

Evergreen Asset Allocation Fund

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2006	12/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,086.08	$ 4.68
Class B	$ 1,000.00	$ 1,082.62	$ 8.35
Class C	$ 1,000.00	$ 1,082.58	$ 8.35
Class I	$ 1,000.00	$ 1,088.70	$ 3.11
Class R	$ 1,000.00	$ 1,085.34	$ 5.73
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.72	$ 4.53
Class B	$ 1,000.00	$ 1,017.19	$ 8.08
Class C	$ 1,000.00	$ 1,017.19	$ 8.08
Class I	$ 1,000.00	$ 1,022.23	$ 3.01
Class R	$ 1,000.00	$ 1,019.71	$ 5.55

*  For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.59% for Class B, 1.59% for Class C, 0.59% for Class I and 1.09% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2006	12/31/2006	Period**

Actual
Class A	$ 1,000.00	$ 1,086.08	$ 7.20
Class B	$ 1,000.00	$ 1,082.62	$10.87
Class C	$ 1,000.00	$ 1,082.58	$10.87
Class I	$ 1,000.00	$ 1,088.70	$ 5.63
Class R	$ 1,000.00	$ 1,085.34	$ 8.25
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.30	$ 6.97
Class B	$ 1,000.00	$ 1,014.77	$10.51
Class C	$ 1,000.00	$ 1,014.77	$10.51
Class I	$ 1,000.00	$ 1,019.81	$ 5.45
Class R	$ 1,000.00	$ 1,017.29	$ 7.98

**  The expense ratios include the Fund’s direct operating expenses as of 12/31/2006 and the indirect operating expenses of the underlying funds in which Asset Allocation Trust invests as of 12/31/2006. The indirect expenses were estimated to be 0.48% . For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.37% for Class A, 2.07% for Class B, 2.07% for Class C, 1.07% for Class I and 1.57% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

Asset Allocation Trust

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

	2006	2005[1,2]

Net asset value, beginning of period	$ 10.77	$ 10.93

Income from investment operations
Net investment income (loss)	0.36[3]	0.24[3]
Net realized and unrealized gains or losses on investments	0.97	0.03

Total from investment operations	1.33	0.27

Distributions to shareholders from
Net investment income	(0.36)	(0.23)
Net realized gains	(0.17)	(0.20)

Total distributions to shareholders	(0.53)	(0.43)

Net asset value, end of period	$ 11.57	$ 10.77

Total return	12.34%	2.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,269,513	$7,731,034
Ratios to average net assets
Expenses including reimbursements[4]	0%	0%[5]
Expenses excluding reimbursements[4]	0%	0%[5]
Net investment income (loss)	3.19%	7.64%[5]
Portfolio turnover rate	19%	5%

1  For the period from September 16, 2005 (commencement of operations), to December 31, 2005.

2  Certain information for the period ended December 31, 2005 has been adjusted to maintain the historical tax cost of the underlying investments of the Trust. These adjustments have no impact to the net assets of the Trust.

3  Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excludes expenses incurred indirectly through investment in underlying funds

5 Annualized

See Notes to Financial Statements

Asset Allocation Trust

SCHEDULE OF INVESTMENTS

December 31, 2006

	Shares	Value

MUTUAL FUND SHARES 99.5%
ASSET ALLOCATION 8.3%
GMO Alpha Only Fund, Class IV	82,431,651	$ 853,991,904

INTERNATIONAL EQUITY 28.7%
GMO Emerging Markets Fund, Class VI	22,933,282	477,929,601
GMO Emerging Markets Quality Fund, Class VI	34,631,662	403,112,540
GMO International Core Equity Fund, Class VI	3,071,559	118,900,041
GMO International Growth Equity Fund, Class IV	30,400,227	946,359,062
GMO International Intrinsic Value Fund, Class IV	27,419,904	946,260,896
GMO International Small Companies Fund, Class III	4,181,910	53,946,637

		2,946,508,777

INTERNATIONAL FIXED INCOME 1.4%
GMO Emerging Country Debt Fund, Class IV	4,903,255	51,484,179
GMO International Bond Fund, Class III	9,412,600	90,831,591

		142,315,770

U.S. EQUITY 25.5%
GMO U.S. Core Equity Fund, Class VI	116,401,548	1,725,070,945
GMO U.S. Quality Equity Fund, Class VI	40,979,573	898,682,044

		2,623,752,989

U.S. FIXED INCOME 35.6%
GMO Core Plus Bond Fund, Class IV	168,456,461	1,748,578,061
GMO Domestic Bond Fund, Class VI	31,273,801	302,730,393
GMO Inflation Indexed Plus Bond Fund, Class VI	41,984,055	1,047,922,015
GMO Short-Duration Collateral Share Fund, Class VI	22,434,094	556,814,219
GMO Short-Duration Investment Fund, Class III	992	8,771

		3,656,053,459

Total Mutual Fund Shares (cost $9,409,079,986)		10,222,622,899

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 0.5%
TIME DEPOSIT 0.5%
State Street Bank Euro Time Deposit, 4.25%, 01/03/2007 (cost $46,896,710)	$46,896,710	46,896,710

Total Investments (cost $9,455,976,696) 100.0%		10,269,519,609
Other Assets and Liabilities 0.0%		(6,240)

Net Assets 100.0%		$10,269,513,369

See Notes to Financial Statements

Asset Allocation Trust

SCHEDULE OF INVESTMENTS continued

December 31, 2006

The following table shows portfolio composition as a percent of total investments as of December 31, 2006:
Mutual Fund Shares – Equity	54.2%
Mutual Fund Shares – Fixed Income	37.0%
Mutual Fund Shares – Asset Allocation	8.3%
Cash Equivalents	0.5%

100.0%

The following table shows the percent of total long-term investments by sector as of December 31, 2006:
U.S. Fixed Income	35.7%
International Equity	28.8%
U.S. Equity	25.7%
Asset Allocation	8.4%
International Fixed Income	1.4%

100.0%

See Notes to Financial Statements

Asset Allocation Trust

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

Assets
Investments in affiliates, at value (cost $9,409,079,986)	$ 10,222,622,899
Investments in securities, at value (cost $46,896,710)	46,896,710

Total investments	10,269,519,609
Interest receivable	27,682

Total assets	10,269,547,291

Liabilities
Accrued expenses and other liabilities	33,922

Net assets	$ 10,269,513,369

Net assets represented by
Paid-in capital	$ 9,250,155,118
Accumulated net realized gains on investments	205,815,338
Net unrealized gains on investments	813,542,913

Total net assets	$ 10,269,513,369

Shares outstanding (unlimited number of shares authorized)	887,573,361

Net asset value per share	$ 11.57

See Notes to Financial Statements

Asset Allocation Trust

STATEMENT OF OPERATIONS

Year Ended December 31, 2006

Investment income
Dividends from affiliated investment company shares	$ 289,855,014
Interest	3,494,358

Total investment income	293,349,372

Expenses
Custodian and accounting fees	12,464
Professional fees	126,266

Total expenses	138,730
Less: Expense reimbursements	(138,730)

Net expenses	0

Net investment income	293,349,372

Net realized and unrealized gains or losses on investments
Net realized gains on:
Sale of affiliated investment company shares	3,727,251
Capital gain distributions from affiliated investment company shares	430,356,400

Net realized gains on investments	434,083,651
Net change in unrealized gains or losses on investments	349,531,391

Net realized and unrealized gains or losses on investments	783,615,042

Net increase in net assets resulting from operations	$ 1,076,964,414

See Notes to Financial Statements

Asset Allocation Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2006		2005[1,2]

Operations
Net investment income	$ 293,349,372		$ 161,497,287
Net realized gains on
investments		434,083,651		146,731,300
Net change in unrealized gains or
losses on investments		349,531,391		(114,189,810)

Net increase in net assets resulting
from operations		1,076,964,414		194,038,777

Distributions to shareholders from
Net investment income		(303,253,382)		(161,497,287)
Net realized gains		(147,922,248)		(146,731,300)

Total distributions to shareholders		(451,175,630)		(308,228,587)

	Shares		Shares
Transactions in investors’
beneficial interest
Proceeds from contributions	144,091,351	1,615,184,078	70,088,853	765,023,755
Reinvestment of distributions	31,703,260	367,123,710	28,287,955	308,228,587
Payment for redemptions	(6,090,354)	(69,616,920)	(1,435,910)	(15,512,206)
Net asset value of contributions
issued in conversion	0	0	620,928,206	6,787,483,391

Net increase in net assets resulting
from transactions in investors’
beneficial interest		1,912,690,868		7,845,223,527

Total increase in net assets		2,538,479,652		7,731,033,717
Net assets
Beginning of period		7,731,033,717		0

End of period	$ 10,269,513,369		$ 7,731,033,717

Undistributed net investment income	$ 0		$ 0

1 For the period from September 16, 2005 (commencement of operations), to December 31, 2005.

2 Certain information for the period ended December 31, 2005 has been adjusted to maintain the historical tax cost of the underlying investments of the Trust. These adjustments have no impact to the net assets of the Trust.

See Notes to Financial Statements

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to Evergreen Asset Allocation Fund, a diversified series of Evergreen Equity Trust, an open-end, management investment company, which was organized as a Delaware statutory trust on September 18, 1997.

Effective the close of business on September 15, 2005, Evergreen Asset Allocation Fund contributed all of its assets to the Trust in a tax-free exchange for 100% of the shares of beneficial interest of the Trust.

The Trust operates as a “fund-of-funds” which invests in shares of GMO-managed mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS continued

c. Federal taxes

The Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividends received through share redemptions, dividend redesignations and dividends received from underlying mutual funds. During the year ended December 31, 2006, the following amounts were reclassified:

Paid-in capital	$ 69,616,920
Overdistributed net investment income	9,904,010
Accumulated net realized gains on investments	(79,520,930)

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), a private company founded in 1977, is the investment advisor to the Trust. GMO also serves as investment advisor to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the administrator to the Trust. As administrator, EIS provides the Trust with facilities, equipment and personnel. The Trust does not pay an administrative services fee. During the year ended December 31, 2006, EIS reimbursed the Trust for expenses in the amount of $138,730.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. The Trust does not pay a transfer agency fee.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments (excluding short-term investments) were $4,239,554,633 and $1,767,008,159, respectively, for the year ended December 31, 2006.

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS continued

On December 31, 2006, the aggregate cost of investments for federal income tax purposes was $9,456,844,521. The gross unrealized appreciation and depreciation on investments based on tax cost was $868,006,856 and $55,331,768, respectively, with a net unrealized appreciation of $812,675,088.

5. INVESTMENTS IN AFFILIATES

A summary of the Trust’s transactions in shares of affiliates during the year ended December 31, 2006 were as follows:

	Value,		Proceeds		Realized	Value,
	beginning	Cost of	from	Dividend	Gains	end of
Affiliate	of period	Purchases	Sales	Income	Distributions	period

GMO Alpha Only Fund
Class III*	$ 513,337,429	$ 95,294,837	$ 0	$ 0	$ 0	$ 0
Class IV*	0	239,093,538	0	3,342,936	0	853,991,904
GMO Core Plus Bond
Fund, Class IV	1,447,691,229	845,043,822	543,723,116	87,046,188	0	1,748,578,061
GMO Currency Hedged
International Bond
Fund, Class III	277,028,468	3,304,116	283,985,197	14,504,416	2,939,045	0
GMO Currency Hedged
International Equity
Fund, Class III	274,200,860	53,980,581	306,011,880	3,702,880	49,894,743	0
GMO Domestic Bond
Fund, Class VI	291,275,858	15,454,599	0	15,065,144	0	302,730,393
GMO Emerging Country
Debt Fund, Class IV	44,797,213	7,545,762	0	4,089,536	3,393,189	51,484,179
GMO Emerging Markets
Fund, Class VI	367,571,636	100,932,581	0	10,945,487	89,445,803	477,929,601
GMO Emerging Markets
Quality Fund, Class VI	299,489,252	36,702,361	0	6,230,922	19,221,611	403,112,540
GMO Inflation Indexed
Plus Bond Fund,
Class III	232,715,004	241,924,923	476,949,281	2,677,826	0	0
GMO Inflation Indexed
Plus Bond Fund,
Class VI	0	1,077,894,089	7,271,449	36,357,917	1,868,675	1,047,922,015
GMO International Bond
Fund, Class III	83,817,545	5,699,552	0	4,784,475	802,104	90,831,591
GMO International Core
Equity Fund
Class III*	0	41,019,797	0	0	0	0
Class VI*	0	71,898,113	0	2,360,977	5,792,765	118,900,041
GMO International
Growth Equity
Fund
Class III*	727,123,734	69,179,251	0	0	24,137,510	0
Class IV*	0	89,626,489	10,000,000	14,496,790	75,099,492	946,359,062
GMO International
Intrinsic Value
Fund, Class IV	728,453,482	140,323,919	18,000,000	15,795,186	80,410,382	946,260,896

* During the period, exchanges were made between classes within each underlying fund.

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS continued

	Value,		Proceeds		Realized	Value,
	beginning	Cost of	from	Dividend	Gains	end of
Affiliate	of period	Purchases	Sales	Income	Distributions	period

GMO International Small
Companies Fund,
Class III	$ 63,682,754	$ 14,998,280	$ 22,862,000	$ 1,129,747	$13,806,015	$ 53,946,637
GMO Real Estate Fund,
Class III	77,806,193	15,197,309	83,205,236	0	15,197,309	0
GMO Short-Duration
Collateral Share Fund,
Class VI	0	561,919,127	0	28,198,517	0	556,814,219
GMO Short-Duration
Investment Fund,
Class III	8,233	455	0	444	0	8,771
GMO U.S. Core Equity
Fund, Class VI	1,355,430,590	302,787,186	15,000,000	25,486,468	42,005,383	1,725,070,945
GMO U.S. Quality Equity
Fund
Class IV*	612,388,301	196,605,946	0	10,001,227	804,635	0
Class VI*	0	13,128,000	0	3,637,931	5,537,739	898,682,044

* During the period, exchanges were made between classes within each underlying fund.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-term	Unrealized
Income	Capital Gain	Appreciation

$210,790	$206,472,373	$812,675,088

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended December 31,
	2006	2005 (a)

Ordinary Income	$ 303,253,382	$ 184,675,495
Long-term Capital Gain	147,922,248	123,553,092

(a) For the period from September 16, 2005 (commencement of operations), to
December 31, 2005.

7. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. Evergreen Investment Management Co., LLC (“EIMC”), EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testi-

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS continued

mony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Asset Allocation Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholder
Asset Allocation Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Asset Allocation Trust as of December 31, 2006 and the related statement of operations for the year then ended, statement of changes in net assets and the financial highlights for the year then ended and for the period from September 16, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Asset Allocation Trust as of December 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 27, 2007

Asset Allocation Trust

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $147,922,248 for the fiscal year ended December 31, 2006.

For corporate shareholders, 15.58% of ordinary income dividends paid during the fiscal year ended December 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended December 31, 2006, the Fund designates 33.17% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2007 Form 1099-DIV, which shall be provided to you in early 2007.

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Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,			Year Ended March 31,		Year Ended February 28,

CLASS A	2006	2005	2004[1]	2004	2003[2]	2003[3]	2002[3]

Net asset value, beginning of period	$ 14.09	$ 13.62	$ 12.97	$ 9.91	$ 9.98	$ 10.77	$ 10.80

Income from investment operations
Net investment income (loss)	0.35[4]	0.26	0.24	0.26[4]	(0.01)[4]	0.16	0.43[4]
Net realized and unrealized gains
or losses on investments	1.23	0.80	0.74	3.02	(0.06)	(0.49)	0.04

Total from investment operations	1.58	1.06	0.98	3.28	(0.07)	(0.33)	0.47

Distributions to shareholders from
Net investment income	(0.44)	(0.36)	(0.24)	(0.21)	0	(0.42)	(0.50)
Net realized gains	(0.42)	(0.23)	(0.09)	(0.01)	0	(0.04)	0

Total distributions to shareholders	(0.86)	(0.59)	(0.33)	(0.22)	0	(0.46)	(0.50)

Net asset value, end of period	$ 14.81	$ 14.09	$ 13.62	$ 12.97	$ 9.91	$ 9.98	$ 10.77

Total return[5]	11.32%	7.85%	7.55%	33.15%	(0.70%)	(3.16%)	4.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,873,495	$2,875,596	$1,531,158	$722,977	$25,019	$13,879	$130,926
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[6]	0.89%	0.94%	1.02%[7]	1.17%	1.16%[7]	0.02%	0.00%
Expenses excluding waivers/reimbursements
and expense reductions[6]	0.89%	0.97%	1.02%[7]	1.17%	1.60%[7]	0.08%	0.04%
Net investment income (loss)	2.39%	2.39%	3.19%[7]	1.03%	(1.12%)[7]	2.51%	4.00%
Portfolio turnover rate	1%	16%[8]	7%	16%	0%	28%	16%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 Effective at the close of business on October 2, 2002, the Fund acquired the net assets of GMO Global Balanced Allocation Fund (“GMO Fund”). GMO Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to October 3, 2002 are those of Class III of GMO Fund.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Includes expenses of Asset Allocation Trust but excludes expenses incurred indirectly through investment in the underlying GMO funds

7 Annualized

8 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,			Year Ended March 31,		Year Ended
						February 28,
CLASS B	2006	2005	2004[1]	2004	2003[2]	2003[3]

Net asset value, beginning of period	$ 13.95	$ 13.50	$ 12.87	$ 9.87	$ 9.94	$ 10.00

Income from investment operations
Net investment income (loss)	0.23	0.17	0.18	0.19[4]	(0.01)[4]	(0.06)[4]
Net realized and unrealized gains or losses on investments	1.22	0.77	0.72	2.99	(0.06)	0.28

Total from investment operations	1.45	0.94	0.90	3.18	(0.07)	0.22

Distributions to shareholders from
Net investment income	(0.33)	(0.26)	(0.18)	(0.17)	0	(0.28)
Net realized gains	(0.42)	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.75)	(0.49)	(0.27)	(0.18)	0	(0.28)

Net asset value, end of period	$ 14.65	$ 13.95	$ 13.50	$ 12.87	$ 9.87	$ 9.94

Total return[5]	10.53%	7.08%	6.99%	32.30%	(0.70%)	2.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,050,316	$1,696,880	$1,158,216	$668,013	$43,477	$23,364
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[6]	1.59%	1.64%	1.72%[7]	1.88%	1.89%[7]	1.88%[7]
Expenses excluding waivers/reimbursements
and expense reductions[6]	1.59%	1.67%	1.72%[7]	1.88%	2.33%[7]	2.75%[7]
Net investment income (loss)	1.60%	1.44%	2.28%[7]	0.44%	(1.85%)[7]	(1.46%)[7]
Portfolio turnover rate	1%	16%[8]	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Includes expenses of Asset Allocation Trust but excludes expenses incurred indirectly through investment in the underlying GMO funds

7 Annualized

8 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,			Year Ended March 31,		Year Ended
						February 28,
CLASS C	2006	2005	2004[1]	2004	2003[2]	2003[3]

Net asset value, beginning of period	$ 13.71	$ 13.28	$ 12.67	$ 9.72	$ 9.80	$ 10.00

Income from investment operations
Net investment income (loss)	0.24	0.18	0.19	0.18[4]	(0.01)[4]	(0.07)[4]
Net realized and unrealized gains or losses on investments	1.19	0.75	0.69	2.96	(0.07)	0.30

Total from investment operations	1.43	0.93	0.88	3.14	(0.08)	0.23

Distributions to shareholders from
Net investment income	(0.33)	(0.27)	(0.18)	(0.18)	0	(0.43)
Net realized gains	(0.42)	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.75)	(0.50)	(0.27)	(0.19)	0	(0.43)

Net asset value, end of period	$ 14.39	$ 13.71	$ 13.28	$ 12.67	$ 9.72	$ 9.80

Total return[5]	10.56%	7.10%	6.96%	32.36%	(0.82%)	2.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,100,205	$3,017,854	$1,614,975	$849,900	$22,566	$12,306
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[6]	1.59%	1.64%	1.72%[7]	1.88%	1.90%[7]	1.86%[7]
Expenses excluding waivers/reimbursements
and expense reductions[6]	1.59%	1.67%	1.72%[7]	1.88%	2.34%[7]	2.66%[7]
Net investment income (loss)	1.76%	1.69%	2.43%[7]	0.37%	(1.86%)[7]	(1.76%)[7]
Portfolio turnover rate	1%	16%[8]	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Includes expenses of Asset Allocation Trust but excludes expenses incurred indirectly through investment in the underlying GMO funds

7 Annualized

8 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,			Year Ended March 31,		Year Ended
						February 28,
CLASS I	2006	2005	2004[1]	2004	2003[2]	2003[3]

Net asset value, beginning of period	$ 14.16	$ 13.68	$ 13.02	$ 9.92	$ 9.98	$10.00

Income from investment operations
Net investment income (loss)	0.39	0.27	0.22	0.30[4]	(0.01)[4]	0.29
Net realized and unrealized gains or losses on investments	1.25	0.82	0.79	3.03	(0.05)	(0.05)

Total from investment operations	1.64	1.09	1.01	3.33	(0.06)	0.24

Distributions to shareholders from
Net investment income	(0.48)	(0.38)	(0.26)	(0.22)	0	(0.26)
Net realized gains	(0.42)	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.90)	(0.61)	(0.35)	(0.23)	0	(0.26)

Net asset value, end of period	$ 14.90	$ 14.16	$ 13.68	$ 13.02	$ 9.92	$ 9.98

Total return	11.73%	8.11%	7.79%	33.65%	(0.60%)	2.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$272,772	$171,789	$90,202	$46,970	$15,039	$ 22
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[5]	0.59%	0.64%	0.72%[6]	0.88%	0.91%[6]	0.91%[6]
Expenses excluding waivers/reimbursements
and expense reductions[5]	0.59%	0.67%	0.72%[6]	0.88%	1.19%[6]	1.73%[6]
Net investment income (loss)	2.98%	2.75%	3.64%[6]	1.56%	(0.87%)[6]	7.00%[6]
Portfolio turnover rate	1%	16%[7]	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Includes expenses of Asset Allocation Trust but excludes expenses incurred indirectly through investment in the underlying GMO funds

6 Annualized

7 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,			Year Ended
				March 31,
CLASS R	2006	2005	2004[1]	2004[2]

Net asset value, beginning of period	$14.02	$13.59	$12.96	$11.95

Income from investment operations
Net investment income (loss)	0.34[3]	0.31	0.18	0.07[3]
Net realized and unrealized gains or losses on investments	1.20	0.71	0.79	1.16

Total from investment operations	1.54	1.02	0.97	1.23

Distributions to shareholders from
Net investment income	(0.41)	(0.36)	(0.25)	(0.21)
Net realized gains	(0.42)	(0.23)	(0.09)	(0.01)

Total distributions to shareholders	(0.83)	(0.59)	(0.34)	(0.22)

Net asset value, end of period	$14.73	$14.02	$13.59	$12.96

Total return	11.10%	7.63%	7.53%	10.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,546	$7,066	$ 496	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	1.09%	1.15%	1.27%[5]	1.20%[5]
Expenses excluding waivers/reimbursements and expense reductions[4]	1.09%	1.18%	1.27%[5]	1.20%[5]
Net investment income (loss)	2.33%	5.19%	13.43%[5]	1.28%[5]
Portfolio turnover rate	1%	16%[6]	7%	16%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the period from October 10, 2003 (commencement of class operations), to March 31, 2004.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Includes expenses of Asset Allocation Trust but excludes expenses incurred indirectly through investment in the underlying GMO funds

5 Annualized

6 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

Assets
Investment in Asset Allocation Trust, at value (cost $9,189,579,547)	$ 10,269,513,369
Receivable for Fund shares sold	50,275,706
Prepaid expenses and other assets	154,305

Total assets	10,319,943,380

Liabilities
Dividends payable	19,824
Payable for Fund shares redeemed	10,884,758
Advisory fee payable	426,969
Distribution Plan expenses payable	995,675
Due to other related parties	186,151
Accrued expenses and other liabilities	1,094,919

Total liabilities	13,608,296

Net assets	$ 10,306,335,084

Net assets represented by
Paid-in capital	$ 9,226,725,806
Overdistributed net investment income	(148,951)
Accumulated net realized losses on investments	(175,593)
Net unrealized gains on investments	1,079,933,822

Total net assets	$ 10,306,335,084

Net assets consists of
Class A	$ 3,873,495,224
Class B	2,050,316,380
Class C	4,100,205,228
Class I	272,772,453
Class R	9,545,799

Total net assets	$ 10,306,335,084

Shares outstanding (unlimited number of shares authorized)
Class A	261,482,305
Class B	139,924,359
Class C	284,896,814
Class I	18,309,998
Class R	647,915

Net asset value per share
Class A	$ 14.81
Class A — Offering price (based on sales charge of 5.75%)	$ 15.71
Class B	$ 14.65
Class C	$ 14.39
Class I	$ 14.90
Class R	$ 14.73

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENT OF OPERATIONS

Year Ended December 31, 2006

Investment income
Dividends from investment company shares	$ 303,253,382

Expenses
Advisory fee	29,367,572
Distribution Plan expenses
Class A	10,397,354
Class B	18,848,706
Class C	36,267,798
Class R	41,167
Administrative services fee	9,168,615
Transfer agent fees	11,295,510
Trustees’ fees and expenses	159,802
Printing and postage expenses	1,125,800
Custodian and accounting fees	2,412,555
Registration and filing fees	389,120
Professional fees	246,379
Other	182,750

Total expenses	119,903,128
Less: Expense reductions	(160,886)
Fee waivers	(319,497)

Net expenses	119,422,745

Net investment income	183,830,637

Net realized and unrealized gains or losses on investments
Net realized gains on:
Sale of investment company shares	10,042,074
Capital gain distributions from investment company shares	147,922,248

Net realized gains on investments	157,964,322
Net change in unrealized gains or losses on investments	615,746,707

Net realized and unrealized gains or losses on investments	773,711,029

Net increase in net assets resulting from operations	$ 957,541,666

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006		2005

Operations
Net investment income	$ 183,830,637		$ 115,711,029
Net realized gains on investments		157,964,322		224,319,917
Net change in unrealized gains or
losses on investments		615,746,707		134,175,129

Net increase in net assets resulting
from operations		957,541,666		474,206,075

Distributions to shareholders from
Net investment income
Class A		(109,500,599)		(69,633,496)
Class B		(44,865,016)		(30,946,850)
Class C		(91,018,591)		(57,121,716)
Class I		(8,454,218)		(4,594,636)
Class R		(252,627)		(173,348)
Net realized gains
Class A		(100,076,041)		(37,211,012)
Class B		(55,219,116)		(24,383,133)
Class C		(109,058,776)		(40,219,248)
Class I		(6,812,252)		(2,237,614)
Class R		(252,899)		(51,745)

Total distributions to shareholders		(525,510,135)		(266,572,798)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	92,679,974	1,347,089,492	111,046,199	1,534,964,432
Class B	31,294,035	448,672,468	44,731,252	609,525,164
Class C	88,389,709	1,247,308,393	111,757,784	1,502,233,142
Class I	9,490,910	138,981,746	6,508,771	90,943,836
Class R	310,866	4,487,789	473,074	6,664,930

		3,186,539,888		3,744,331,504

Net asset value of shares issued in
reinvestment of distributions
Class A	11,665,263	171,833,775	6,315,114	88,510,661
Class B	6,246,363	90,940,670	3,624,469	50,079,880
Class C	9,740,876	139,308,007	5,013,455	68,205,998
Class I	663,134	9,839,308	234,680	3,311,406
Class R	28,560	418,679	11,218	157,049

		412,340,439		210,264,994

Automatic conversion of Class B
shares to Class A shares
Class A	3,270,010	47,592,349	2,155,177	29,781,830
Class B	(3,314,121)	(47,592,349)	(2,182,033)	(29,781,830)

		0		0

Payment for shares redeemed
Class A	(50,230,445)	(732,286,820)	(27,810,259)	(384,758,486)
Class B	(15,976,811)	(229,435,758)	(10,311,257)	(141,111,854)
Class C	(33,361,080)	(470,838,859)	(18,221,894)	(245,065,927)
Class I	(3,972,327)	(58,373,754)	(1,209,224)	(16,930,462)
Class R	(195,692)	(2,826,197)	(16,623)	(225,850)

		(1,493,761,388)		(788,092,579)

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended December 31,

	2006	2005

Capital share transactions
continued
Net increase in net assets resulting
from capital share transactions	$ 2,105,118,939	$ 3,166,503,919

Total increase in net assets	2,537,150,470	3,374,137,196
Net assets
Beginning of period	7,769,184,614	4,395,047,418

End of period	$ 10,306,335,084	$ 7,769,184,614

Overdistributed net investment income	$ (148,951)	$ (44,073)

See Notes to Financial Statements

Evergreen Asset Allocation Fund
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Asset Allocation Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective at the close of business on September 15, 2005, the Fund contributed all of its investable assets to Asset Allocation Trust in a tax-free exchange for 100% of the shares of beneficial interest of Asset Allocation Trust. The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). The Fund operates as a “fund-of-funds” which invests in shares of Asset Allocation Trust. At December 31, 2006, the Fund owned 100% of Asset Allocation Trust. The financial statements of Asset Allocation Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers Class A, Class B, Class C, Class R and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

The Fund records its investment in Asset Allocation Trust at fair value. The valuation of investments in the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS continued

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividends received through share redemptions. During the year ended December 31, 2006, the following amounts were reclassified:

Paid-in capital	$ (60,118,562)
Overdistributed net investment income	70,155,536
Accumulated net realized losses on investments	(10,036,974)

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.20% as average daily net assets increase. Prior to February 1, 2006, EIMC was paid an annual fee starting at 0.49% and declining to 0.35% as average daily net assets increased.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended December 31, 2006, EIMC waived its advisory fee in the amount of $319,497.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended December 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended December 31, 2006, EIS received $2,342,769 from the sale of Class A shares and $31,399, $4,584,595 and $701,245 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

For the year ended December 31, 2006, the Fund made aggregate purchases and sales of $1,982,307,788 and $69,616,920, respectively, in its investment into Asset Allocation Trust.

On December 31, 2006, the aggregate cost of investments for federal income tax purposes was $9,189,755,140. The gross unrealized appreciation and depreciation on investments based on tax cost was $1,079,758,229 and $0, respectively, with a net unrealized appreciation of $1,079,758,229.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended December 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2006, the components of distributable earnings on a tax basis consisted of overdistributed ordinary income in the amount of $148,951 and unrealized appreciation in the amount of $1,079,758,229.

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended December 31,
	2006	2005

Ordinary Income	$ 254,086,210	$ 169,309,447
Long-term Capital Gain	271,423,925	97,263,351

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended December 31, 2006 the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS continued

SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds,

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS continued

there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Evergreen Asset Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, of the Evergreen Asset Allocation Fund, a series of Evergreen Equity Trust as of December 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Asset Allocation Fund, as of December 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 27, 2007

Evergreen Asset Allocation Fund

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $271,423,925 for the fiscal year ended December 31, 2006.

For corporate shareholders, 18.59% of ordinary income dividends paid during the fiscal year ended December 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended December 31, 2006, the Fund designates 39.59% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Each year, the Board of Trustees is required to consider whether to continue in place the investment advisory agreements. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of Asset Allocation Trust and Evergreen Asset Allocation Fund, of GMO, or of EIMC approved the continuation of each investment advisory agreement. (References below to the “Funds” are to Evergreen Asset Allocation Fund and Asset Allocation Trust; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

ADDITIONAL INFORMATION (unaudited) continued

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Funds, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC and GMO, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, GMO and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and GMO. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by GMO, EIMC and EIMC’s affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were

ADDITIONAL INFORMATION (unaudited) continued

generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits due to relationships with the funds, including, for example, soft-dollar services attributable to transactions entered into for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC, GMO and EIMC’s affiliates provide a comprehensive investment management service to the Funds. They noted that EIMC and GMO formulate and implement an investment program for the Funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC and GMO with respect to the Funds were generally satisfactory. The Trustees considered the investment philosophy of each Fund’s portfolio management team, and considered the in-house research capabilities of GMO, EIMC and EIMC’s affiliates, as well as other resources available to GMO and EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to GMO, EIMC and EIMC’s affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and GMO were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Funds.

The Trustees noted the resources that GMO, EIMC and their affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s and GMO’s responsibilities to the Funds and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and GMO, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that the Funds’ recent relative underperformance for the one- and three-year periods ending May 31, 2006, which in EIMC’s view was principally related to GMO’s relatively defensive approach. EIMC has reviewed GMO’s investment approach and expressed confidence in GMO’s management team and long-term investment strategies.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement. The Trustees noted that, although Evergreen Asset Allocation Fund pays an investment advisory fee to EIMC for services rendered with respect to the oversight of GMO and Evergreen Asset Allocation Fund’s investment program generally, Asset Allocation Trust does not pay any direct advisory fees to GMO for the services provided, but each of the underlying funds in which the Asset Allocation Trust invests pays an advisory fee to GMO in GMO’s capacity as investment advisor to the underlying fund. The Trustees noted that Evergreen Asset Allocation Fund bears a part of those fees indirectly through its investment in Asset Allocation Trust and, in turn, the underlying funds. The Trustees considered information, presented in Evergreen Asset Allocation Fund’s prospectus, as to the indirect expenses of Asset Allocation Trust, including advisory and administrative expenses, from investing in the GMO-advised mutual funds.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that Evergreen Asset Allocation Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements. The Trustees did not consider the profitability of the Asset Allocation Trust to GMO because the Asset Allocation Trust does not pay any fees directly to GMO.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Funds Family (consisting
of 51 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $273 billion in assets as of December 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566389 rv4 2/2007

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566389 rv4 2/2007

Evergreen Envision Income Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENT OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for the Evergreen Envision Income Fund covering the twelve-month period ended December 31, 2006.

The domestic equity and fixed income markets each delivered positive performance during 2006, despite considerable volatility over the first half of the year brought on by fears of the potential effects of rising interest rates and rapidly climbing energy prices. Those concerns subsided in the final six months of the year as oil prices began receding and the U.S. Federal Reserve Board (the “Fed”) paused in its cycle of credit tightening and held short-term interest rates steady, which led to significantly improved performance.

Throughout the year, the nation’s economic expansion proved more durable and persistent than many had expected. Gross Domestic Product grew at a brisk rate of 3.4%, despite some evidence of moderating in the second half of the year. Signs of slowing economic growth were most evident in the housing and automotive industries, but gains in personal consumption, government spending and an increase in exports fueled the continuing growth. As a result, employment levels continued to rise, which boosted consumer confidence. However, lower energy prices combined with the benefits of globalization and productivity-enhancing technology helped keep inflationary pressures in check. In its pronouncements, the Fed continued to express its concern for the potential risks of inflation. Fed governors, who continued to hold short-term rates steady, gave little indication that any reduction in short-term rates might be imminent and suggested that future decisions would continue to be dependent on subsequent reports on economic trends.

As confidence grew in the stamina of the economic expansion and the sustainability of corporate profit trends, domestic small-, mid- and large-cap stocks rallied in tandem, while value stocks generally retained a performance edge over growth stocks. In most foreign stock markets, returns were even higher than in the U.S. market, which reflected the more direct impact of robust growth throughout the world.

1

LETTER TO SHAREHOLDERS continued

In the domestic fixed income market, high-yield corporate bonds outperformed investment-grade bonds, where investors focused on a flat-to-inverted yield curve which resulted in few opportunities to gain performance by extending duration.

Against this backdrop, managers of Evergreen’s fund-of-funds strategies held to their respective funds’ basic disciplines. The team managing Asset Allocation Trust, for example, positioned the fund relatively defensively, with a slight tilt toward equities, most of which were foreign stocks. At the same time, managers of Evergreen Envision Funds maintained consistent allocations throughout the year, keeping approximately 80% of assets in Evergreen Envision Growth Fund invested in equities, divided between growth and value stocks. In contrast, Evergreen Envision Growth and Income Fund held to a more conservative positioning, with about 55% of assets in equities, predominately value funds. Evergreen Envision Income Fund, consistent with its objective, maintained a more defensive posture, with approximately 80% of assets in fixed income funds.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;
• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans;
• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

FUND AT A GLANCE

as of December 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Matthew S. Wedding

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The style box is representative of the investments in the underlying funds.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a Fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/2006
	Class A	Class B	Class C	Class I
Class inception date	1/3/2006	1/3/2006	1/3/2006	1/3/2006

Nasdaq symbol	EIIAX	EIIBX	EIICX	EIISX

Cumulative return

Since portfolio inception with sales charge	2.28%	1.80%	5.81%	N/A

Since portfolio inception w/o sales charge	7.39%	6.80%	6.81%	7.57%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions, or the increased potential of a single underlying fund affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The fund incurs 12b-1 fees of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Envision Income Fund Class A shares versus a similar investment in the Envision Income Blended Index (EIBI), the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The EIBI and the LBABI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 7.39% for the period ended December 31, 2006, excluding any applicable sales charges. During the same period, the EIBI returned 8.52% and the LBABI returned 4.16% .

The fund seeks current income with a secondary focus on capital appreciation.

The fund delivered healthy results, consistent with its strategy of seeking income-generating investments through a diversified portfolio of mutual funds. Since its inception on January 3, 2006, the fund has invested in a mix of Evergreen mutual funds, with the objective of providing current income, predominately through fixed-income mutual funds, while controlling risks and gaining some growth potential with diversification through some investments in equity funds.

The nation’s equity markets delivered strong performance, helped by a backdrop of steady economic growth and strong corporate earnings growth. For the full year, small-cap and mid-cap stocks tended to produce results superior to those of large-caps. International stocks performed even better towards the end of the period, generating a return of more than 10% in the final quarter alone and outperforming domestic stocks for the full year.

High-yield corporate bonds, which tend to be affected by the same influences as the stock market, produced the best returns in the domestic fixed-income market. Other sectors of the fixed income market were more influenced by changes in the yield curve, which reflects the differences in yields of bonds of different maturities. As the year progressed, yields of longer-maturity bonds actually declined to levels close to short-term yields, and in some cases fell below short-term levels. Despite the challenges caused by this flat- to inverted yield curve, the domestic investment-grade fixed income securities also produced positive, but modest, returns during 2006. Short-term fixed income investments tended to outperform bonds with longer maturities since they have historically responded more quickly to interest-rate increases. International bond strategies tended to underperform domestic investment-grade strategies for the year.

With these trends as a backdrop, we allocated slightly more than 80% of net assets to fixed-income funds, predominately focused on investment-grade domestic securities. We invested 33% of net assets in a domestic core bond fund, emphasizing longer-maturity, investment grade bonds, and 27% in a short-duration investment-grade fund. We allocated about 13% of net assets to a domestic, high-yield corporate bond fund and 7% to an international fixed income fund. The remaining 20% of net assets were in equities, with about 15% in a domestic large-cap value fund and 5% in a value-oriented international equity fund.

The equity allocations gave a substantial boost to performance and a measure of price appreciation during a year when stocks outperformed fixed-income securities. The investment in the domestic high-yield bond fund also added to results, providing both high current income and some price appreciation. In addition, the bar-belled strategy with respect to investment-grade bonds, with both a longer-maturity fund and a very short-maturity fund, helped results as short-term instruments responded quickly and positively to rising interest rates. The international fixed income fund, while it provided a measure of diversification and risk control, did not have a material impact on results.While high yield securities boosted the portfolio return, the fund’s high yield investments modestly underperformed the broad asset class which held back results. The fund woul have benefited from additional equity exposure, particularly in small-and mid-sized companies. However, increased equity exposure would have introduced more risk and reduced income-generating investments.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The Envision Income Blended Index is composed of the following indexes: LBABI (33%), LBGC0-2.5YI (27%), Russell 1000 Value (14.5%), MLHYMI† (13.5%), JPMGXUS (7%) and MSCI EAFE Free (5%).

Because the fund invests primarily in other mutual funds, it will incur fees and expenses indirectly as a shareholder of the underlying funds. For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

† Copyright 2007. Merrill Lynch, Pierce Fenner & Smith Incorporated. All rights reserved.

All data is as of December 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	7/1/2006	12/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,063.04	$ 3.22
Class B	$ 1,000.00	$ 1,058.47	$ 7.06
Class C	$ 1,000.00	$ 1,058.56	$ 7.06
Class I	$ 1,000.00	$ 1,064.48	$ 1.93
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,022.08	$ 3.16
Class B	$ 1,000.00	$ 1,018.35	$ 6.92
Class C	$ 1,000.00	$ 1,018.35	$ 6.92
Class I	$ 1,000.00	$ 1,023.34	$ 1.89

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.62% for Class A, 1.36% for Class B, 1.36% for Class C and 0.37% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

ABOUT YOUR FUND’S EXPENSES continued

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	7/1/2006	12/31/2006	Period**

Actual
Class A	$ 1,000.00	$ 1,063.04	$ 6.50
Class B	$ 1,000.00	$ 1,058.47	$ 10.33
Class C	$ 1,000.00	$ 1,058.56	$ 10.33
Class I	$ 1,000.00	$ 1,064.48	$ 5.20
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.90	$ 6.36
Class B	$ 1,000.00	$ 1,015.17	$ 10.11
Class C	$ 1,000.00	$ 1,015.17	$ 10.11
Class I	$ 1,000.00	$ 1,020.16	$ 5.09

** The expense ratios include the Fund’s direct operating expenses as of 12/31/2006 and the indirect operating expenses of the underlying funds in which the Fund invests. The indirect expenses were estimated to be 0.63% . For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 1.99% for Class B, 1.99% for Class C and 1.00% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period

Year Ended
December 31,
CLASS A	2006[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.21
Net realized and unrealized gains or losses on investments	0.52

Total from investment operations	0.73

Distributions to shareholders from
Net investment income	(0.23)
Net realized gains	(0.01)

Total distributions to shareholders	(0.24)

Net asset value, end of period	$10.49

Total return[2]	7.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,112
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.62%[3]
Expenses excluding waivers/reimbursements and expense reductions	10.89%[3]
Net investment income (loss)	4.48%[3]
Portfolio turnover rate	44%

1 For the period from January 3, 2006 (commencemen t of class operations), to December 31, 2006.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
December 31,
CLASS B	2006[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.23
Net realized and unrealized gains or losses on investments	0.45

Total from investment operations	0.68

Distributions to shareholders from
Net investment income	(0.20)
Net realized gains	(0.01)

Total distributions to shareholders	(0.21)

Net asset value, end of period	$10.47

Total return[2]	6.80%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 870
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[3]
Expenses excluding waivers/reimbursements and expense reductions	11.58%[3]
Net investment income (loss)	3.66%[3]
Portfolio turnover rate	44%

1 For the period from January 3, 2006 (commencemen t of class operations), to December 31, 2006.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
December 31,
CLASS C	2006[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.24
Net realized and unrealized gains or losses on investments	0.44

Total from investment operations	0.68

Distributions to shareholders from
Net investment income	(0.20)
Net realized gains	(0.01)

Total distributions to shareholders	(0.21)

Net asset value, end of period	$10.47

Total return[2]	6.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 315
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[3]
Expenses excluding waivers/reimbursements and expense reductions	11.58%[3]
Net investment income (loss)	3.61%[3]
Portfolio turnover rate	44%

1 For the period from January 3, 2006 (commencemen t of class operations), to December 31, 2006.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
December 31,
CLASS I	2006[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.20
Net realized and unrealized gains or losses on investments	0.55

Total from investment operations	0.75

Distributions to shareholders from
Net investment income	(0.26)
Net realized gains	(0.01)

Total distributions to shareholders	(0.27)

Net asset value, end of period	$10.48

Total return	7.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 13
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.39%[2]
Expenses excluding waivers/reimbursements and expense reductions	10.61%[2]
Net investment income (loss)	5.42%[2]
Portfolio turnover rate	44%

1 For the period from January 3, 2006 (commencemen t of class operations), to December 31, 2006.

2 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

December 31, 2006

	Shares	Value

MUTUAL FUND SHARES 102.1%
INTERNATIONAL EQUITY 5.1%
Evergreen International Equity Fund, Class I ø	10,959	$116,927

INTERNATIONAL FIXED INCOME 7.1%
Evergreen International Bond Fund, Class I ø	15,290	163,906

U.S. EQUITY 15.5%
Evergreen Disciplined Value Fund, Class I ø	20,122	358,783

U.S. FIXED INCOME 74.4%
Evergreen Core Bond Fund, Class I ø	74,282	774,015
Evergreen High Yield Bond Fund, Class I ø	95,226	318,055
Evergreen Ultra Short Opportunities Fund, Class I ø	64,134	626,593

		1,718,663

Total Investments (cost $2,318,446) 102.1%		2,358,279
Other Assets and Liabilities (2.1%)		(47,995)

Net Assets 100.0%		$2,310,284

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

The following table shows portfolio composition as a percent of total investments as of December 31, 2006:

Mutual Fund Shares-Fixed Income	79.8%
Mutual Fund Shares-Equity	20.2%

100.0%

The following table shows the percent of total investments by sector as of December 31, 2006:

U.S. Fixed Income	72.8%
U.S. Equity	15.2%
International Fixed Income	7.0%
International Equity	5.0%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

Assets
Investments in affiliates, at value (cost $2,318,446)	$2,358,279
Cash	1,410
Receivable for Fund shares sold	125
Dividends receivable	7,129
Receivable from investment advisor	1,138
Prepaid expenses and other assets	16,982

Total assets	2,385,063

Liabilities
Payable for securities purchased	1,378
Distribution Plan expenses payable	173
Due to other related parties	617
Accrued expenses and other liabilities	72,611

Total liabilities	74,779

Net assets	$2,310,284

Net assets represented by
Paid-in capital	$2,251,815
Undistributed net investment income	419
Accumulated net realized gains on investments	18,217
Net unrealized gains on investments	39,833

Total net assets	$2,310,284

Net assets consists of
Class A	$1,112,270
Class B	870,484
Class C	314,740
Class I	12,790

Total net assets	$2,310,284

Shares outstanding (unlimited number of shares authorized)
Class A	106,046
Class B	83,130
Class C	30,051
Class I	1,220

Net asset value per share
Class A	$10.49
Class A—Offering price (based on sales charge of 4.75%)	$11.01
Class B	$10.47
Class C	$10.47
Class I	$10.48

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended December 31, 2006 (a)

Investment income
Dividends from affiliated investment company shares	$47,157

Expenses
Distribution Plan expenses
Class A	667
Class B	4,979
Class C	2,180
Transfer agent fees	1,798
Trustees’ fees and expenses	1,553
Printing and postage expenses	17,059
Custodian and accounting fees	2,419
Registration and filing fees	57,102
Professional fees	17,616
Other	1,952

Total expenses	107,325
Less: Expense reductions	(19)
Expense reimbursements	(96,206)

Net expenses	11,100

Net investment income	36,057

Net realized and unrealized gains or losses on investments
Net realized gains on sale of affiliated investment company shares	3,802
Capital gain distributions from affiliated investment company shares	16,410

Net realized gains on investments	20,212
Net change in unrealized gains or losses on investments	39,833

Net realized and unrealized gains or losses on investments	60,045

Net increase in net assets resulting from operations	$96,102

(a) For the period from January 3, 2006 (commencement of operations), to December 31, 2006.

See Notes to Financial Statements

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended
	December 31, 2006 (a)

Operations
Net investment income		$36,057
Net realized gains on investments		20,212
Net change in unrealized gains or losses on investments		39,833

Net increase in net assets resulting from operations		96,102

Distributions to shareholders from
Net investment income
Class A		(13,092)
Class B		(15,688)
Class C		(6,656)
Class I		(195)
Net realized gains
Class A		(962)
Class B		(756)
Class C		(273)
Class I		(11)

Total distributions to shareholders		(37,633)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	111,828	1,162,049
Class B	89,639	906,420
Class C	50,288	506,119
Class I	1,718	17,995

		2,592,583

Net asset value of shares issued in reinvestment of distributions
Class A	1,328	13,871
Class B	1,409	14,531
Class C	601	6,176
Class I	17	179

		34,757

Payment for shares redeemed
Class A	(7,110)	(73,402)
Class B	(7,918)	(80,925)
Class C	(20,838)	(215,915)
Class I	(515)	(5,283)

		(375,525)

Net increase in net assets resulting from capital share transactions		2,251,815

Total increase in net assets		2,310,284
Net assets
Beginning of period		0

End of period		$2,310,284

Undistributed net investment income		$419

(a) For the period from January 3, 2006 (commencement of operations), to December 31, 2006.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Envision Income Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as a “fund-of-funds” which invests in shares of Evergreen-managed mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

16

NOTES TO FINANCIAL STATEMENTS continued

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions from underlying mutual funds. During the period ended December 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$(7)
Accumulated net realized gains on investments	7

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. EIMC does not receive a direct fee from the Fund for its services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying Evergreen-managed funds, including its indirect share of management or other fees paid to EIMC.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. During the period ended December 31, 2006, EIMC reimbursed other expenses in the amount of $96,095 and Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $111.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the period ended December 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

17

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the period ended December 31, 2006, EIS received $1,741 from the sale of Class A shares.

5. INVESTMENTS TRANSACTIONS

Cost of purchases and proceeds from sales of investments were $2,740,510 and $425,853, respectively, for the period ended December 31, 2006.

On December 31, 2006, the aggregate cost of investments for federal income tax purposes was $2,317,758. The gross unrealized appreciation and depreciation on investments based on tax cost was $40,521 and $0 respectively, with a net unrealized appreciation of $40,521.

6. INVESTMENTS IN AFFILIATES

A summary of the Fund’s transactions in shares of affiliates during the period ended December 31, 2006 were as follows:

	Value,		Proceeds		Realized	Value,
	beginning	Cost of	from	Dividend	Gains	end of
Affiliate	of period	Purchases	Sales	Income	Distributions	period

Evergreen Core Bond
Fund, Class I	$ 0	$ 904,384	$140,495	$15,533	$0	$ 774,015

Evergreen Disciplined
Value Fund, Class I	0	397,374	61,758	3,540	8,319	358,783

Evergreen High Yield
Bond Fund, Class I	0	370,010	57,542	9,494	0	318,055

Evergreen International
Bond Fund, Class I	0	191,810	29,808	1,593	0	163,906

Evergreen International
Equity Fund, Class I	0	136,996	21,300	2,808	8,091	116,927

Evergreen Ultra Short
Opportunities Fund,
Class I	0	739,936	114,950	14,189	0	626,593

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended December 31, 2006, the Fund did not participate in the interfund lending program.

18

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$3,161	$14,787	$40,521

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and return of capital distributions from underlying mutual funds. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid for the period ended December 31, 2006 was $37,633 of ordinary income.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. Effective July 3, 2006, the Fund was eligible to participate in the $100 million credit facility. All of the participating funds are charged an annual commitment fee of 0.08% on the unused balance, which is allocated pro rata. During the period ended December 31, 2006, the Fund had no borrowings.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

19

NOTES TO FINANCIAL STATEMENTS continued

well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

20

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Envision Income Fund, a series of the Evergreen Equity Trust, as of December 31, 2006, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from January 3, 2006 (commencement of operations) through December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian and transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Envision Income Fund as of December 31, 2006, the results of its operations, changes in its net assets and financial highlights for the period described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 27, 2007

22

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 8.65% of ordinary income dividends paid during the fiscal year ended December 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended December 31, 2006, the Fund designates 16.30% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

Pursuant to Section 871 of the Internal Revenue Code, $4,744 has been designated as Qualified Short-term Gains for purposes of exempting withholding of tax on such distributions to U.S. nonresident shareholders.

23

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Envision Income Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

24

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

25

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds, brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds, and the fact that, because the Fund is a “fund-of-funds,” growth in the Fund’s assets would result in additions to assets under management in the underlying funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds gener-

26

ADDITIONAL INFORMATION (unaudited) continued

ally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. In the case of the Fund, the Trustees noted that the Fund had recently commenced operations and so had only a limited operating history.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement. The Trustees noted that the Fund does not pay an advisory fee directly to EIMC, but that each of the underlying funds in which the Fund invests pays an advisory fee to EIMC in EIMC’s capacity as investment advisor to the underlying fund. The Trustees noted that the Fund bears a part of those fees indirectly through its investment in the underlying fund. The Trustees also noted EIMC’s commitment to extend the Fund’s expense cap for an additional year.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted there were breakpoints in the advisory fees of the funds in which the Fund invests. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such

27

ADDITIONAL INFORMATION (unaudited) continued

factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Funds Family (consisting
of 51 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $273 billion in assets as of December 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

577367 2/2007

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

577367 2/2007

Evergreen Envision Growth & Income Fund

Evergreen

ENVISION GROWTH AND INCOME FUND

Annual Report
as of December 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENT OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
February 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for the Evergreen Envision Growth and Income Fund covering the twelve-month period ended December 31, 2006.

The domestic equity and fixed income markets each delivered positive performance during 2006, despite considerable volatility over the first half of the year brought on by fears of the potential effects of rising interest rates and rapidly climbing energy prices. Those concerns subsided in the final six months of the year as oil prices began receding and the U.S. Federal Reserve Board (the “Fed”) paused in its cycle of credit tightening and held short-term interest rates steady, which led to significantly improved performance.

Throughout the year, the nation’s economic expansion proved more durable and persistent than many had expected. Gross Domestic Product grew at a brisk rate of 3.4%, despite some evidence of moderating in the second half of the year. Signs of slowing economic growth were most evident in the housing and automotive industries, but gains in personal consumption, government spending and an increase in exports fueled the continuing growth. As a result, employment levels continued to rise, which boosted consumer confidence. However, lower energy prices combined with the benefits of globalization and productivity-enhancing technology helped keep inflationary pressures in check. In its pronouncements, the Fed continued to express its concern for the potential risks of inflation. Fed governors, who continued to hold short-term rates steady, gave little indication that any reduction in short-term rates might be imminent and suggested that future decisions would continue to be dependent on subsequent reports on economic trends.

As confidence grew in the stamina of the economic expansion and the sustainability of corporate profit trends, domestic small-, mid- and large-cap stocks rallied in tandem, while value stocks generally retained a performance edge over growth stocks. In most foreign stock markets, returns were even higher than in the U.S. market, which reflected the more direct impact of robust growth throughout the world.

1

LETTER TO SHAREHOLDERS continued

In the domestic fixed income market, high-yield corporate bonds outperformed investment-grade bonds, where investors focused on a flat-to-inverted yield curve which resulted in few opportunities to gain performance by extending duration.

Against this backdrop, managers of Evergreen’s fund-of-funds strategies held to their respective funds’ basic disciplines. The team managing Asset Allocation Trust, for example, positioned the fund relatively defensively, with a slight tilt toward equities, most of which were foreign stocks. At the same time, managers of Evergreen Envision Funds maintained consistent allocations throughout the year, keeping approximately 80% of assets in Evergreen Envision Growth Fund invested in equities, divided between growth and value stocks. In contrast, Evergreen Envision Growth and Income Fund held to a more conservative positioning, with about 55% of assets in equities, predominately value funds. Evergreen Envision Income Fund, consistent with its objective, maintained a more defensive posture, with approximately 80% of assets in fixed income funds.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of December 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Matthew S. Wedding

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The style box is representative of the investments in the underlying funds.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a Fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/2006

	Class A	Class B	Class C	Class I
Class inception date	1/3/2006	1/3/2006	1/3/2006	1/3/2006

Nasdaq symbol	EGAIX	EGBIX	EGCIX	EGIIX

Cumulative return

Since portfolio inception with sales charge	4.53%	4.17%	8.15%	N/A

Since portfolio inception w/o sales charge	9.76%	9.17%	9.15%	9.81%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions, or the increased potential of a single underlying fund affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The fund incurs 12b-1 fees of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Envision Growth and Income Fund Class A shares versus a similar investment in the Envision Growth and Income Blended Index (EGIBI), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The EGIBI and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 9.76% for the period ended December 31, 2006, excluding any applicable sales charges. During the same period, the EGIBI returned 13.11% and the S&P 500 returned 13.92% .

The fund seeks growth of capital and current income.

The fund delivered healthy, positive returns, consistent with its strategy of seeking growth and current income through a diversified portfolio of equity and fixed income investments. Since its inception on January 3, 2006, the fund has invested in a mix of Evergreen mutual funds, with the objective of providing moderate long-term growth and current income while controlling risks through diversification. Slightly more than half the fund’s assets were invested in equity funds.

The nation’s equity markets delivered strong performance, helped by a backdrop of steady economic growth and strong corporate earnings growth. Beginning at the start of the year and continuing through mid-May, the markets staged a steady advance, led by small- and mid-cap stocks which maintained a performance edge over large company stocks. However, concerns grew in May when the U.S. Federal Reserve Board (the “Fed”) gave no indication that it was ending its policy of raising short-term rates. As the environment changed, stock prices backed off significantly, with small-cap shares being among the hardest hit. The dominant market sentiment changed again in August when the Fed left short-term rates unchanged at 5.25% for the remainder of 2006. As a result, stocks rallied through the end of the year with small-cap and mid-cap stocks producing superior results to large-caps overall. International stocks performed even better during this final period, generating a return of more than 10% in the final quarter alone and outperforming domestic stocks for the full year.

High-yield corporate bonds, which historically have been affected by the same influences as the stock market, produced the best returns in the domestic fixed-income market. Other sectors of the fixed income market were more influenced by changes in the yield curve, which reflects the differences in yields of bonds of different maturities. As the year progressed, yields of longer-maturity bonds actually declined to levels close to short-term yields, and in some cases fell below short-term levels. Despite the challenges caused by this flat- to inverted yield curve, the domestic investment-grade fixed income securities also produced positive, but modest, returns during 2006. Short-term fixed income investments tended to outperform bonds with longer maturities since they have historically responded more quickly to interest-rate increases. International bond strategies tended to underperform domestic investment-grade strategies for the year.

In this environment, we allocated approximately 55% of net assets to equity funds, predominately value funds. We invested approximately 30% of net assets invested in a domestic large-cap stock fund, 15% in domestic small and mid-cap stock funds, and 10% in a foreign stock fund pursuing a core strategy. The remaining 45% of net assets were invested in fixed income funds. About 16% of net assets were invested in a domestic core, longer-maturity investment grade bond fund, while 11% of net assets were invested in a domestic high-yield fund. In addition, we allocated 5% of net assets to an international bond fund and 13% to a shorter-term domestic fund.

The fund’s equity allocations all made positive contributions to performance, with the international and small-and-mid cap strategies providing superior returns to domestic large-cap investments. Among the fixed income holdings, the domestic high-yield allocation provided the best performance during a period in which high-yield investments performed well. In addition, the bar-belled strategy with respect to investment-grade bonds, with both a longer-maturity fund and a very short-maturity fund, helped results as short-term instruments responded quickly and positively to rising interest rates. The allocation to the international bond fund provided additional diversification to the fund as a whole but did not have a material impact on results. From an asset allocation perspective, the fund’s exposure to fixed income detracted from performance due only to the fact that the equity markets performed so well.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The Envision Growth and Income Blended Index is composed of the following indexes: Russell 1000 Value (24%), LBABI (15.5%), Russell 2500 Value (15%), LBGC0-2.5YI (13.5%), MLHYMI† (11.5%), MSCI EAFE Free (10%), JPMGXUS (5.5%) and Russell 1000 Growth (5%).

Because the fund invests primarily in other mutual funds, it will incur fees and expenses indirectly as a shareholder of the underlying funds. For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of December 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	7/1/2006	12/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,086.11	$ 3.21
Class B	$ 1,000.00	$ 1,082.29	$ 7.14
Class C	$ 1,000.00	$ 1,081.33	$ 7.13
Class I	$ 1,000.00	$ 1,086.39	$ 1.89
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,022.13	$ 3.11
Class B	$ 1,000.00	$ 1,018.35	$ 6.92
Class C	$ 1,000.00	$ 1,018.35	$ 6.92
Class I	$ 1,000.00	$ 1,023.39	$ 1.84

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.61% for Class A, 1.36% for Class B, 1.36% for Class C and 0.36% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

ABOUT YOUR FUND’S EXPENSES continued

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2006	12/31/2006	Period**

Actual
Class A	$ 1,000.00	$ 1,086.11	$ 6.99
Class B	$ 1,000.00	$ 1,082.29	$10.92
Class C	$ 1,000.00	$ 1,081.33	$10.91
Class I	$ 1,000.00	$ 1,086.39	$ 5.68
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.50	$ 6.77
Class B	$ 1,000.00	$ 1,014.72	$10.56
Class C	$ 1,000.00	$ 1,014.72	$10.56
Class I	$ 1,000.00	$ 1,019.76	$ 5.50

** The expense ratios include the Fund’s direct operating expenses as of 12/31/2006 and the indirect operating expenses of the underlying funds in which the Fund invests. The indirect expenses were estimated to be 0.72% . For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.33% for Class A, 2.08% for Class B, 2.08% for Class C and 1.08% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

7

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A	Year Ended
December 31,
2006[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.20
Net realized and unrealized gains or losses on investments	0.77

Total from investment operations	0.97

Distributions to shareholders from net investment income	(0.22)

Net asset value, end of period	$10.75

Total return[2]	9.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,820
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%[3]
Expenses excluding waivers/reimbursements and expense reductions	2.95%[3]
Net investment income (loss)	3.47%[3]
Portfolio turnover rate	8%

[1] For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B	Year Ended
December 31,
2006[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.16
Net realized and unrealized gains or losses on investments	0.75

Total from investment operations	0.91

Distributions to shareholders from net investment income	(0.17)

Net asset value, end of period	$10.74

Total return[2]	9.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,572
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[3]
Expenses excluding waivers/reimbursements and expense reductions	3.65%[3]
Net investment income (loss)	2.80%[3]
Portfolio turnover rate	8%

[1] For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements
9

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C	Year Ended
December 31,
2006[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.16
Net realized and unrealized gains or losses on investments	0.75

Total from investment operations	0.91

Distributions to shareholders from net investment income	(0.18)

Net asset value, end of period	$10.73

Total return[2]	9.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 651
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[3]
Expenses excluding waivers/reimbursements and expense reductions	3.65%[3]
Net investment income (loss)	3.00%[3]
Portfolio turnover rate	8%

[1] For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS I	Year Ended
December 31,
2006[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.24
Net realized and unrealized gains or losses on investments	0.73

Total from investment operations	0.97

Distributions to shareholders from net investment income	(0.23)

Net asset value, end of period	$10.74

Total return	9.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 38
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.36%[2]
Expenses excluding waivers/reimbursements and expense reductions	2.65%[2]
Net investment income (loss)	3.57%[2]
Portfolio turnover rate	8%

[1] For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.
[2] Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

December 31, 2006
	Shares	Value

MUTUAL FUND SHARES 99.2%
INTERNATIONAL EQUITY 9.4%
Evergreen International Equity Fund, Class I (o)	80,172	$ 855,433

INTERNATIONAL FIXED INCOME 5.3%
Evergreen International Bond Fund, Class I (o)	45,254	485,121

U.S. EQUITY 45.2%
Evergreen Disciplined Small-Mid Value Fund, Class I (o)	120,716	1,412,378
Evergreen Disciplined Value Fund, Class I (o);	124,850	2,226,081
Evergreen Strategic Growth Fund, Class I (o)	15,669	461,929

4,100,388

U.S. FIXED INCOME 39.3%
Evergreen Core Bond Fund, Class I (o)	131,308	1,368,228
Evergreen High Yield Bond Fund, Class I (o)	305,237	1,019,491
Evergreen Ultra Short Opportunities Fund, Class I (o)	120,937	1,181,559

3,569,278

Total Investments (cost $8,736,359) 99.2%		9,010,220
Other Assets and Liabilities 0.8%		70,954

Net Assets 100.0%		$ 9,081,174

(o) Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

The following table shows portfolio composition as a percent of total investments as of December 31, 2006:

Mutual Fund Shares - Equity	55.0%
Mutual Fund Shares - Fixed Income	45.0%

100.0%

The following table shows the percent of total investments by sector as of December 31, 2006:

U.S. Equity	45.5%
U.S. Fixed Income	39.6%
International Equity	9.5%
International Fixed Income	5.4%

100.0%

See Notes to Financial Statements
12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

Assets
Investments in affiliates, at value (cost $8,736,359)	$ 9,010,220
Cash	62,468
Receivable for Fund shares sold	89,713
Dividends receivable	32,401
Receivable from investment advisor	275
Prepaid expenses and other assets	5,297

Total assets	9,200,374

Liabilities
Payable for securities purchased	61,214
Payable for Fund shares redeemed	500
Distribution Plan expenses payable	420
Due to other related parties	810
Accrued expenses and other liabilities	56,256

Total liabilities	119,200

Net assets	$ 9,081,174

Net assets represented by
Paid-in capital	$ 8,687,731
Accumulated net realized gains on investments	119,582
Net unrealized gains on investments	273,861

Total net assets	$ 9,081,174

Net assets consists of
Class A	$ 5,820,060
Class B	2,572,231
Class C	650,607
Class I	38,276

Total net assets	$ 9,081,174

Shares outstanding (unlimited number of shares authorized)
Class A	541,536
Class B	239,563
Class C	60,633
Class I	3,563

Net asset value per share
Class A	$ 10.75
Class A — Offering price (based on sales charge of 4.75%)	$ 11.29
Class B	$ 10.74
Class C	$ 10.73
Class I	$ 10.74

See Notes to Financial Statements
13

STATEMENT OF OPERATIONS

Year Ended December 31, 2006 (a)

Investment income
Dividends from affiliated investment company shares	$ 161,236

Expenses
Distribution Plan expenses
Class A	7,674
Class B	10,871
Class C	2,528
Transfer agent fees	5,465
Trustees’ fees and expenses	2,551
Printing and postage expenses	18,574
Custodian and accounting fees	2,763
Registration and filing fees	54,052
Professional fees	18,480
Other	1,915

Total expenses	124,873
Less: Expense reductions	(91)
Expense reimbursements	(90,902)

Net expenses	33,880

Net investment income	127,356

Net realized and unrealized gains or losses on investments
Net realized gains on sale of affiliated investment company shares	3,055
Capital gain distributions from affiliated investment company shares	133,679

Net realized gains on investments	136,734
Net change in unrealized gains or losses on investments	273,861

Net realized and unrealized gains or losses on investments	410,595

Net increase in net assets resulting from operations	$ 537,951

(a) For the period from January 3, 2006 (commencement of operations), to December 31, 2006.

See Notes to Financial Statements
14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended
	December 31, 2006 (a)

Operations
Net investment income	$ 127,356
Net realized gains on investments	136,734
Net change in unrealized gains or losses on investments	273,861

Net increase in net assets resulting from operations	537,951

Distributions to shareholders from
Net investment income
Class A	(100,208)
Class B	(34,730)
Class C	(9,062)
Class I	(508)

Total distributions to shareholders	(144,508)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	558,263	5,744,867
Class B	251,137	2,574,395
Class C	59,880	614,879
Class I	6,941	71,828

9,005,969

Net asset value of shares issued in reinvestment of distributions
Class A	9,231	97,772
Class B	3,131	33,224
Class C	851	9,012
Class I	45	485

140,493

Payment for shares redeemed
Class A	(25,958)	(270,965)
Class B	(14,705)	(149,912)
Class C	(98)	(994)
Class I	(3,423)	(36,860)

(458,731)

Net increase in net assets resulting from capital share transactions	8,687,731

Total increase in net assets	9,081,174
Net assets
Beginning of period	0

End of period	$ 9,081,174

Undistributed net investment income	$ 0
(a) For the period from January 3, 2006 (commencement of operations), to December 31, 2006.

See Notes to Financial Statements
15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Envision Growth and Income Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as a “fund-of-funds” which invests in shares of Evergreen-managed mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

16

NOTES TO FINANCIAL STATEMENTS continued

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from underlying mutual funds. During the period ended December 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$ 17,152
Accumulated net realized gains on investments	(17,152)

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. EIMC does not receive a direct fee from the Fund for its services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying Evergreen-managed funds, including its indirect share of management or other fees paid to EIMC.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. During the period ended December 31, 2006, EIMC reimbursed other expenses in the amount of $89,623 and Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,279.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the period ended December 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

17

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the period ended December 31, 2006, EIS received $16,127 from the sale of Class A shares and $670 in contingent deferred sales charges from redemptions of Class B shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments were $9,047,084 and $313,780, respectively, for the period ended December 31, 2006.

On December 31, 2006, the aggregate cost of investments for federal income tax purposes was $8,731,706. The gross unrealized appreciation and depreciation on investments based on tax cost was $296,350 and $17,836, respectively, with a net unrealized appreciation of $278,514.

6. INVESTMENTS IN AFFILIATES

A summary of the Fund’s transactions in shares of affiliates during the period ended December 31, 2006 were as follows:

Affiliate	Value,		Proceeds		Realized	Value,
	beginning	Cost of	from	Dividend	Gains	end of
	of period	Purchases	Sales	Income	Distributions	period

Evergreen Core Bond	$ 0	$ 1,402,282	$ 48,592	$ 29,008	$ 0	$1,368,228
Fund, Class I
Evergreen Disciplined	0	1,357,036	47,038	14,321	5,110	1,412,378
Small-Mid Value Fund,
Class I
Evergreen Disciplined	0	2,171,547	75,480	24,672	54,496	2,226,081
Value Fund, Class I
Evergreen High Yield
Bond Fund, Class I	0	1,040,378	36,053	32,837	0	1,019,491
Evergreen International	0	497,545	17,263	5,188	0	485,121
Bond Fund, Class I
Evergreen International	0	904,669	31,353	25,512	74,073	855,433
Equity Fund, Class I
Evergreen Strategic	0	452,294	15,679	1,225	0	461,929
Growth Fund, Class I
Evergreen Ultra Short	0	1,221,333	42,322	28,473	0	1,181,559
Opportunities Fund, Class I

18

NOTES TO FINANCIAL STATEMENTS continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended December 31, 2006, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$ 888	$ 114,041	$278,514

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to return of capital distributions from underlying mutual funds. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid for the period ended December 31, 2006 was $144,508 of ordinary income.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. Effective July 3, 2006, the Fund was eligible to participate in the $100 million credit facility. All of the participating funds are charged an annual commitment fee of 0.08% on the unused balance, which is allocated pro rata. During the period ended December 31, 2006, the Fund had no borrowings.

19

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia

20

NOTES TO FINANCIAL STATEMENTS continued

Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Envision Growth & Income Fund, a series of the Evergreen Equity Trust, as of December 31, 2006, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from January 3, 2006 (commencement of operations) through December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian and transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Envision Growth & Income Fund as of December 31, 2006, the results of its operations, changes in its net assets and financial highlights for the period described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 27, 2007
22

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 17.76% of ordinary income dividends paid during the fiscal year ended December 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended December 31, 2006, the Fund designates 40.51% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

Pursuant to Section 871 of the Internal Revenue Code, $3,600 has been designated as Qualified Short-term Gains for purposes of exempting withholding of tax on such distributions to U.S. nonresident shareholders.

23

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Envision Growth and Income Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

24

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

25

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds, brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds, and the fact that, because the Fund is a “fund-of-funds,” growth in the Fund’s assets would result in additions to assets under management in the underlying funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds

26

ADDITIONAL INFORMATION (unaudited) continued

generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. In the case of the Fund, the Trustees noted that the Fund had recently commenced operations and so had only a limited operating history.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement. The Trustees noted that the Fund does not pay an advisory fee directly to EIMC, but that each of the underlying funds in which the Fund invests pays an advisory fee to EIMC in EIMC’s capacity as investment advisor to the underlying fund. The Trustees noted that the Fund bears a part of those fees indirectly through its investment in the underlying fund. The Trustees also noted EIMC’s commitment to extend the Fund’s expense cap for an additional year.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted there were breakpoints in the advisory fees of the funds in which the Fund invests. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other

27

ADDITIONAL INFORMATION (unaudited) continued

things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Funds Family (consisting
of 51 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92
Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

577365 2/2007

Evergreen Envision Growth Fund

Evergreen

ENVISION GROWTH FUND

Annual Report
as of December 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENT OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for the Evergreen Envision Growth Fund covering the twelve-month period ended December 31, 2006.

The domestic equity and fixed income markets each delivered positive performance during 2006, despite considerable volatility over the first half of the year brought on by fears of the potential effects of rising interest rates and rapidly climbing energy prices. Those concerns subsided in the final six months of the year as oil prices began receding and the U.S. Federal Reserve Board (the “Fed”) paused in its cycle of credit tightening and held short-term interest rates steady, which led to significantly improved performance.

Throughout the year, the nation’s economic expansion proved more durable and persistent than many had expected. Gross Domestic Product grew at a brisk rate of 3.4%, despite some evidence of moderating in the second half of the year. Signs of slowing economic growth were most evident in the housing and automotive industries, but gains in personal consumption, government spending and an increase in exports fueled the continuing growth. As a result, employment levels continued to rise, which boosted consumer confidence. However, lower energy prices combined with the benefits of globalization and productivity-enhancing technology helped keep inflationary pressures in check. In its pronouncements, the Fed continued to express its concern for the potential risks of inflation. Fed governors, who continued to hold short-term rates steady, gave little indication that any reduction in short-term rates might be imminent and suggested that future decisions would continue to be dependent on subsequent reports on economic trends.

As confidence grew in the stamina of the economic expansion and the sustainability of corporate profit trends, domestic small-, mid- and large-cap stocks rallied in tandem, while value stocks generally retained a performance edge over growth stocks. In most foreign stock markets, returns were even higher than in the U.S. market, which reflected the more direct impact

1

LETTER TO SHAREHOLDERS continued

of robust growth throughout the world. In the domestic fixed income market, high-yield corporate bonds outperformed investment-grade bonds, where investors focused on a flat-to-inverted yield curve which resulted in few opportunities to gain performance by extending duration.

Against this backdrop, managers of Evergreen’s fund-of-funds strategies held to their respective funds’ basic disciplines. The team managing Asset Allocation Trust, for example, positioned the fund relatively defensively, with a slight tilt toward equities, most of which were foreign stocks. At the same time, managers of Evergreen Envision Funds maintained consistent allocations throughout the year, keeping approximately 80% of assets in Evergreen Envision Growth Fund invested in equities, divided between growth and value stocks. In contrast, Evergreen Envision Growth and Income Fund held to a more conservative positioning, with about 55% of assets in equities, predominately value funds. Evergreen Envision Income Fund, consistent with its objective, maintained a more defensive posture, with approximately 80% of assets in fixed income funds.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of December 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Matthew S. Wedding

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The style box is representative of the investments in the underlying funds.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/2006

	Class A	Class B	Class C	Class I
Class inception date	1/3/2006	1/3/2006	1/3/2006	1/3/2006

Nasdaq symbol	EEGAX	EEGBX	EEGCX	EEGIX

Cumulative return

Since portfolio inception with sales charge	7.70%	7.52%	11.52%	N/A

Since portfolio inception w/o sales charge	13.08%	12.52%	12.52%	13.16%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions, or the increased potential of a single underlying fund affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The fund incurs 12b-1 fees of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Envision Growth Fund Class A shares versus a similar investment in the Envision Growth Blended Index (EGBI), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The EGBI and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 13.08% for the period ended December 31, 2006, excluding any applicable sales charges. During the same period, the EGBI returned 14.05% and the S&P 500 returned 13.92% .

The fund seeks long-term capital growth.

Since its inception on January 3, 2006, the fund posted solid returns, pursuing a strategy that focuses primarily on equities, with a modest allocation to fixed income investments to lower risk. We seek a balance between growth and value stocks and large-cap and smaller-cap shares, with a total of about 80% of fund assets allocated to stocks, consistent with the fund’s primary growth objective.

The nation’s equity markets delivered strong performance, helped by a backdrop of steady economic growth and strong corporate earnings growth. Beginning at the start of the year and continuing through mid-May, the markets staged a steady advance, led by small- and mid-cap stocks which maintained a performance edge over large company stocks. However concerns grew in May when the U.S. Federal Reserve Board (the “Fed”) gave no indication that it was ending its policy of raising short-term rates. As the environment changed, stock prices backed off significantly, with small-cap shares being among the hardest hit. The dominant market sentiment changed again in August when the Fed left short-term rates unchanged at 5.25% for the remainder of 2006. As a result, stocks rallied through the end of the year with small-cap and mid-cap stocks producing superior results to large-caps overall. International stocks performed even better during this final period, generating a return of more than 10% in the final quarter alone and outperforming domestic stocks for the full year.

High-yield corporate bonds, which historically have been affected by the same influences as the stock market, produced the best returns in the domestic fixed-income market. Other sectors of the fixed income market were more influenced by changes in the yield curve. As the year progressed, yields of longer-maturity bonds actually declined to levels close to short-term yields, and in some cases fell below short-term levels. Despite the challenges caused by this flat- to inverted yield curve, the domestic investment-grade fixed income securities also produced positive, but modest, returns during 2006. Short-term fixed income investments tended to outperform bonds with longer maturities since they have historically responded more quickly to interest-rate increases. International bond strategies tended to underperform domestic investment-grade strategies for the year.

With these trends as a backdrop, we maintained a consistent asset allocation through investments in a highly diversified combination of Evergreen mutual funds. About 30% of net assets were invested in domestic large-cap stocks funds, with half that allocation targeted to value funds and half to growth funds. Another 30% was invested in domestic small- and mid-cap stock funds, again half allocated to value-oriented funds and half allocated to growth-style funds. We allocated another 20% to international equities, in a core strategy with exposure to both value and growth equities. Finally, for diversification and risk-control purposes, we allocated the remaining 20% of net assets to fixed income funds, with half that allocation to a core, longer-maturity strategy and half to a shorter-term fund.

The 30% allocations to small- and mid-cap stock funds provided the greatest positive support to performance, followed by the 20% allocation to international stocks during a year when foreign stocks tended to outperform domestic equities. Within our large-cap allocation, the value strategy outperformed the growth strategy, consistent with the basic market trends during the year. The only equity investment detracting from performance was the fund’s exposure to small cap growth stocks. Over the full year, the small cap growth investment outperformed the indexes but during the fourth quarter, the investment underperformed the indexes which held back results. While the 20% allocation to fixed-income funds held back results during a year in which stocks substantially outperformed bonds, the exposure to bonds did mitigate the fund’s overall risk.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations. The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The Envision Growth Blended Index is composed of the following indexes: MSCI EAFE Free (20%), Russell 1000 Growth (15%), Russell 1000 Value (15%), Russell 2500 Growth (15%), Russell 2500 Value (15%), LBABI (10.5%) and LBGC0-2.5YI (9.5%) .

Because the fund invests primarily in other mutual funds, it will incur fees and expenses indirectly as a shareholder of the underlying funds.

For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

All data is as of December 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2006	12/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,095.79	$ 3.22
Class B	$ 1,000.00	$ 1,091.38	$ 7.17
Class C	$ 1,000.00	$ 1,091.40	$ 7.17
Class I	$ 1,000.00	$ 1,096.11	$ 1.90
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,022.13	$ 3.11
Class B	$ 1,000.00	$ 1,018.35	$ 6.92
Class C	$ 1,000.00	$ 1,018.35	$ 6.92
Class I	$ 1,000.00	$ 1,023.39	$ 1.84

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.61% for Class A, 1.36% for Class B, 1.36% for Class C and 0.36% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

ABOUT YOUR FUND’S EXPENSES continued

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2006	12/31/2006	Period**

Actual
Class A	$ 1,000.00	$ 1,095.79	$ 7.18
Class B	$ 1,000.00	$ 1,091.38	$ 11.12
Class C	$ 1,000.00	$ 1,091.40	$ 11.12
Class I	$ 1,000.00	$ 1,096.11	$ 5.86
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.35	$ 6.92
Class B	$ 1,000.00	$ 1,014.57	$ 10.71
Class C	$ 1,000.00	$ 1,014.57	$ 10.71
Class I	$ 1,000.00	$ 1,019.61	$ 5.65

** The expense ratios include the Fund’s direct operating expenses as of 12/31/2006 and the indirect operating expenses of the underlying funds in which the Fund invests. The indirect expenses were estimated to be 0.75% . For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.36% for Class A, 2.11% for Class B, 2.11% for Class C and 1.11% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
December 31,
CLASS A	2006[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.13
Net realized and unrealized gains or losses on investments	1.18

Total from investment operations	1.31

Distributions to shareholders from
Net investment income	(0.18)

Net asset value, end of period	$11.13

Total return[2]	13.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,351
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%[3]
Expenses excluding waivers/reimbursements and expense reductions	3.04%[3]
Net investment income (loss)	2.75%[3]
Portfolio turnover rate	8%

1 For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
December 31,
CLASS B	2006[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.09
Net realized and unrealized gains or losses on investments	1.16

Total from investment operations	1.25

Distributions to shareholders from
Net investment income	(0.13)

Net asset value, end of period	$11.12

Total return[2]	12.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,953
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[3]
Expenses excluding waivers/reimbursements and expense reductions	3.74%[3]
Net investment income (loss)	1.78%[3]
Portfolio turnover rate	8%

1 For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
December 31,
CLASS C	2006[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.10
Net realized and unrealized gains or losses on investments	1.15

Total from investment operations	1.25

Distributions to shareholders from
Net investment income	(0.13)

Net asset value, end of period	$11.12

Total return[2]	12.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 958
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[3]
Expenses excluding waivers/reimbursements and expense reductions	3.74%[3]
Net investment income (loss)	1.81%[3]
Portfolio turnover rate	8%

1 For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
December 31,
CLASS I	2006[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.15
Net realized and unrealized gains or losses on investments	1.16

Total from investment operations	1.31

Distributions to shareholders from
Net investment income	(0.19)

Net asset value, end of period	$11.12

Total return	13.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$23
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.36%[2]
Expenses excluding waivers/reimbursements and expense reductions	2.74%[2]
Net investment income (loss)	3.44%[2]
Portfolio turnover rate	8%

1 For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.

2 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

December 31, 2006

	Shares	Value

MUTUAL FUND SHARES 97.9%
INTERNATIONAL EQUITY 18.6%
Evergreen International Equity Fund, Class I ø	162,089	$1,729,490

U.S. EQUITY 60.3%
Evergreen Disciplined Small-Mid Value Fund, Class I ø	121,946	1,426,766
Evergreen Disciplined Value Fund, Class I ø	78,507	1,399,775
Evergreen Small-Mid Growth Fund, Class I ø	112,322	1,373,697
Evergreen Strategic Growth Fund, Class I ø	47,481	1,399,738

		5,599,976

U.S. FIXED INCOME 19.0%
Evergreen Core Bond Fund, Class I ø	89,171	929,160
Evergreen Ultra Short Opportunities Fund, Class I ø	85,355	833,920

		1,763,080

Total Investments (cost $8,759,888) 97.9%		9,092,546
Other Assets and Liabilities 2.1%		191,618

Net Assets 100.0%		$9,284,164

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

The following table shows portfolio composition as a percent of total investments as of December 31, 2006:

Mutual Fund Shares – Equity	80.6%
Mutual Fund Shares – Fixed Income	19.4%

100.0%

The following table shows the percent of total investments by sector as of December 31, 2006:

U.S. Equity	61.6%
U.S. Fixed Income	19.4%
International Equity	19.0%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

Assets
Investments in affiliates, at value (cost $8,759,888)	$9,092,546
Cash	67,957
Receivable for Fund shares sold	221,434
Dividends receivable	23,686
Receivable from investment advisor	700
Prepaid expenses and other assets	5,097

Total assets	9,411,420

Liabilities
Payable for securities purchased	66,593
Payable for Fund shares redeemed	5,874
Distribution Plan expenses payable	658
Due to other related parties	2,386
Accrued expenses and other liabilities	51,745

Total liabilities	127,256

Net assets	$9,284,164

Net assets represented by
Paid-in capital	$8,797,684
Accumulated net realized gains on investments	153,822
Net unrealized gains on investments	332,658

Total net assets	$9,284,164

Net assets consists of
Class A	$4,350,887
Class B	3,952,923
Class C	957,610
Class I	22,744

Total net assets	$9,284,164

Shares outstanding (unlimited number of shares authorized)
Class A	390,988
Class B	355,500
Class C	86,147
Class I	2,045

Net asset value per share
Class A	$11.13
Class A — Offering price (based on sales charge of 4.75%)	$11.69
Class B	$11.12
Class C	$11.12
Class I	$11.12

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended December 31, 2006 (a)

Investment income
Dividends from affiliated investment company shares	$126,279

Expenses
Distribution Plan expenses
Class A	4,994
Class B	18,057
Class C	4,199
Transfer agent fees	10,226
Trustees’ fees and expenses	2,599
Printing and postage expenses	18,418
Custodian and accounting fees	3,327
Registration and filing fees	52,403
Professional fees	18,571
Other	1,280

Total expenses	134,074
Less: Expense reductions	(79)
Expense reimbursements	(93,545)

Net expenses	40,450

Net investment income	85,829

Net realized and unrealized gains or losses on investments
Net realized gains on:
Sale of affiliated investment company shares	1,677
Capital gain distributions from affiliated investment company shares	187,118

Net realized gains on investments	188,795
Net change in unrealized gains or losses on investments	332,658

Net realized and unrealized gains or losses on investments	521,453

Net increase in net assets resulting from operations	$607,282

(a) For the period from January 3, 2006 (commencement of operations), to December 31, 2006.

See Notes to Financial Statements

14

STATEMENT OF CHANGES IN NET ASSETS

Year Ended December 31, 2006 (a)

Operations
Net investment income		$85,829
Net realized gains on investments		188,795
Net change in unrealized gains or losses on investments		332,658

Net increase in net assets resulting from operations		607,282

Distributions to shareholders from
Net investment income
Class A		(63,059)
Class B		(46,488)
Class C		(10,901)
Class I		(354)

Total distributions to shareholders		(120,802)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	408,416	4,309,428
Class B	375,215	3,946,383
Class C	88,250	929,829
Class I	2,016	20,981

		9,206,621

Net asset value of shares issued in reinvestment of distributions
Class A	5,593	62,057
Class B	4,159	46,442
Class C	975	10,869
Class I	30	335

		119,703

Payment for shares redeemed
Class A	(23,021)	(243,760)
Class B	(23,874)	(251,123)
Class C	(3,078)	(33,748)
Class I	(1)	(9)

		(528,640)

Net increase in net assets resulting from capital share transactions		8,797,684

Total increase in net assets		9,284,164
Net assets
Beginning of period		0

End of period		$9,284,164

Undistributed net investment income		$0

(a) For the period from January 3, 2006 (commencement of operations), to December 31, 2006.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Envision Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as a “fund-of-funds” which invests in shares of Evergreen-managed mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

16

NOTES TO FINANCIAL STATEMENTS continued

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from underlying mutual funds. During the period ended December 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$34,973
Accumulated net realized gains on investments	(34,973)

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. EIMC does not receive a direct fee from the Fund for its services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying Evergreen-managed funds, including its indirect share of management or other fees paid to EIMC.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. During the period ended December 31, 2006, EIMC reimbursed other expenses in the amount of $92,713 and Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $832.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the period ended December 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.26% of the Fund’s average daily net assets.

17

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the period ended December 31, 2006, EIS received $7,760 from the sale of Class A shares and $2,483 and $197 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments were $9,046,067 and $287,641, respectively, for the period ended December 31, 2006.

On December 31, 2006, the aggregate cost of investments for federal income tax purposes was $8,760,255. The gross unrealized appreciation and depreciation on investments based on tax cost was $354,513 and $22,222, respectively, with a net unrealized appreciation of $332,291.

6. INVESTMENTS IN AFFILIATES

A summary of the Fund’s transactions in shares of affiliates during the period ended December 31, 2006 were as follows:

	Value,		Proceeds		Realized	Value,
	beginning	Cost of	from	Dividend	Gains	end of
Affiliate	of period	Purchases	Sales	Income	Distributions	period

Evergreen Core Bond
Fund, Class I	$ 0	$ 949,813	$ 30,200	$19,290	$0	$ 929,160
Evergreen Disciplined
Small-Mid Value Fund,
Class I	0	1,356,914	43,152	14,533	5,447	1,426,766
Evergreen Disciplined
Value Fund, Class I	0	1,356,915	43,142	15,702	36,205	1,399,775
Evergreen International
Equity Fund, Class I	0	1,809,240	57,523	51,838	145,466	1,729,490
Evergreen Small-Mid
Growth Fund, Class I	0	1,356,914	43,157	1,248	0	1,373,697
Evergreen Strategic
Growth Fund, Class I	0	1,356,926	43,142	3,729	0	1,399,738
Evergreen Ultra Short
Opportunities Fund,
Class I	0	859,345	27,325	19,939	0	833,920

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended December 31, 2006, the Fund did not participate in the interfund lending program.

18

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$ 1,028	$ 153,161	$ 332,291

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid for the period ended December 31, 2006 was $120,802 of ordinary income.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. Effective July 3, 2006, the Fund was eligible to participate in the $100 million credit facility. All of the participating funds are charged an annual commitment fee of 0.08% on the unused balance, which is allocated pro rata. During the period ended December 31, 2006, the Fund had no borrowings.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

19

NOTES TO FINANCIAL STATEMENTS continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

20

NOTES TO FINANCIAL STATEMENTS continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Envision Growth Fund, a series of the Evergreen Equity Trust, as of December 31, 2006, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from January 3, 2006 (commencement of operations) through December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian and transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Envision Growth Fund as of December 31, 2006, the results of its operations, changes in its net assets and financial highlights for the period described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 27, 2007

22

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Envision Growth Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

23

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

24

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds, brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds, and the fact that, because the Fund is a “fund-of-funds,” growth in the Fund’s assets would result in additions to assets under management in the underlying funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds

25

ADDITIONAL INFORMATION (unaudited) continued

generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. In the case of the Fund, the Trustees noted that the Fund had recently commenced operations and so had only a limited operating history.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement. The Trustees noted that the Fund does not pay an advisory fee directly to EIMC, but that each of the underlying funds in which the Fund invests pays an advisory fee to EIMC in EIMC’s capacity as investment advisor to the underlying fund. The Trustees noted that the Fund bears a part of those fees indirectly through its investment in the underlying fund. The Trustees also noted EIMC’s commitment to extend the Fund’s expense cap for an additional year.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted there were breakpoints in the advisory fees of the funds in which the Fund invests. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other

26

ADDITIONAL INFORMATION (unaudited) continued

things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

ADDITIONAL INFORMATION (unaudited) continued

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 15.91% of ordinary income dividends paid during the fiscal year ended December 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended December 31, 2006, the Fund designates 63.40% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

Pursuant to Section 871 of the Internal Revenue Code, $2,044 has been designated as Qualified Short-term Gains for purposes of exempting withholding of tax on such distributions to U.S. nonresident shareholders.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Funds Family
(consisting of 51 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

577363 2/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III, K. Dun Gifford and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audit of the Registrant's annual financial statements for the fiscal years ended December 31, 2006 and December 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$21,700	$16,630
Audit-related fees	$0	$0
Tax fees (1)	$5,300	$1,000
Non-audit fees (2)	$795,575	$655,575
All other fees	$0	$0
	$822,575	$673,205

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 27, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: February 27, 2007